Related Party Transactions - Schedule of significant related party transactions, operating expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CyberLink
Related Party Transactions
Management service fee	$ 29	$ 19